Related party transactions and balances - Summary of receivables and payable to related parties (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Borrowings	$ 24,118,557	$ 7,674,154	$ 21,957,620		$ 21,957,620	$ 18,606,006
Related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	790,012		236,853			453,686
Loans	0		0			237,729
Other receivables	0		16,158			65
Accounts payable	0		0			0
Borrowings	2,445,587		3,016,736			2,347,850
Other payables	92,102		330,605			219,063
BioX [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	397,513		236,853	[1],[2]		0
Loans	0		0	[1],[2]		237,729
Other receivables	0		16,158	[1],[2]		65
Accounts payable	0		0	[1],[2]		0
Borrowings	398,150		1,249,928	[1],[2]		940,091
Other payables	17,514		212,298	[1],[2]		155,421
Kim, Houng-Ki [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	0		0
Loans	0		0
Other receivables	0		0
Accounts payable	0		0
Borrowings	923,849		68,129
Other payables	74,588		28,253
Korea Networks [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	0		0			0
Loans	0		0			0
Other receivables	0		0			0
Accounts payable	0		0			0
Borrowings	1,123,588		1,121,029			1,070,045
Other payables	0		0			0
Ertughrul, Orhan [member]
Disclosure of transactions between related parties [line items]
Accounts receivable			0			0
Loans			0			0
Other receivables			0			0
Accounts payable			0			0
Borrowings			244,914			47,551
Other payables			20,566			10,462
Lee, Ho-Joon [member]
Disclosure of transactions between related parties [line items]
Accounts receivable			0			0
Loans			0			0
Other receivables			0			0
Accounts payable			0			0
Borrowings			332,736			290,163
Other payables			69,488			53,180
G SMATT Japan [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	392,499					453,686
Loans	0					0
Other receivables	0					0
Accounts payable	0					0
Borrowings	0					0
Other payables	$ 0					$ 0
Orhan [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable			0
Loans			0
Other receivables			0
Accounts payable			0
Borrowings			244,914
Other payables			$ 20,566

[1]	On February 9, 2023, the Company entered into an agreement with BioX to transfer its ownership of the assets related to Trinit (subsequently renamed Yongsan Holdings Co., Ltd.). The Company has recognized a full allowance for doubtful accounts on the entire outstanding balance of USD 4,091,557 as it is doubtful that BioX will collect the deposit from Yongsan Holdings Co., Ltd.
[2]	The Company has recognized an allowance for doubtful accounts of USD 230,498 for the outstanding balance of accounts receivable USD 467,351.